Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Assets [Abstract]
Prepaid expenses and other assets
4.	Prepaid expenses and other assets

	31-Dec-25	31-Dec-24
Prepaid insurance	$167,500	$41,481
Prepaid expenses	624,678	1,345,896
Trading receivables	8,214,295	-
Other assets	590,448	410,347
	$9,596,921	$1,797,724

At December 31, 2025, the Company’s investment portfolio consisted of one publicly traded investment and eight private investments for a total estimated fair value of $29,372,628 (December 31, 2024 – one publicly traded investment and nine private investments for a total estimated fair value of $37,348,081).